Exhibit 99.1

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

Class A-1	36164E AA3	0.25000%	112,500,000.00	9,065,833.46	9,065,833.46	1,951.67	9,067,785.13	0.00
Class A-2	36164E AB1	0.89000%	170,600,000.00	170,600,000.00	6,083,464.91	126,528.33	6,209,993.24	164,516,535.09
Class A-3	36164E AC9	1.28000%	152,900,000.00	152,900,000.00	0.00	163,093.33	163,093.33	152,900,000.00
Class A-4	36164E AD7	1.77000%	110,100,000.00	110,100,000.00	0.00	162,397.50	162,397.50	110,100,000.00
Class B	36164E AE5	2.16000%	9,550,000.00	9,550,000.00	0.00	17,190.00	17,190.00	9,550,000.00
Class C	36164E AF2	2.47000%	8,350,000.00	8,350,000.00	0.00	17,187.08	17,187.08	8,350,000.00
TOTALS			564,000,000.00	460,565,833.46	15,149,298.37	488,347.91	15,637,646.28	445,416,535.09

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36164E AA3	80.5851863	80.5851863	0.0173482	80.6025345	0.0000000
Class A-2	36164E AB1	1000.0000000	35.6592316	0.7416666	36.4008982	964.3407684
Class A-3	36164E AC9	1000.0000000	0.0000000	1.0666666	1.0666666	1000.0000000
Class A-4	36164E AD7	1000.0000000	0.0000000	1.4750000	1.4750000	1000.0000000
Class B	36164E AE5	1000.0000000	0.0000000	1.8000000	1.8000000	1000.0000000
Class C	36164E AF2	1000.0000000	0.0000000	2.0583329	2.0583329	1000.0000000
TOTALS		816.6060877	26.8604581	0.8658651	27.7263232	789.7456296

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.5501713
Servicer Advances	0.0000000
Administration Fees	0.0004433

1

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Funding of the Collection Account

(i)	Principal Payments Received on Loans	12,391,105.28

(ii)	Interest Payments Received on Loans	1,971,694.84

(iii)	Payments Received on Leases	1,811,408.21

(iv)	Recoveries	0.00

(v)	Purchase Amount of Receivables and related Equipment that became Purchased Assets in the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	0.00

(vi)	Investment Earnings	1,299.52

(vii)	Servicing Advances	0.00

(viii)	Available Amounts	16,175,507.85

(ix)	Draws on the Reserve Account	0.00

(x)	Total Cash Available in the Collection Account	16,175,507.85

2

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		16,175,507.85

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	310,296.62
	Total amount due	310,296.62
	Total amount paid	310,296.62
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		310,296.62

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		310,296.62

	Total funds in the Note Distribution Account available for distribution		15,865,211.23

3

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	453,970.83

4.	Class A Note Principal where Class A Note balance exceeds Aggregate	0.00
	Receivable Value

5.	Class B Note Interest Payment	17,190.00

6.	Class A & B Note Principal where Class A & B Note balance exceeds	0.00
	Aggregate Receivable Value

7.	Class C Note Interest Payment	17,187.08

8.	Principal Payments on the Notes
	(i) Class A Note Principal	14,922,483.41
	(ii) Class B Note Principal	0.00
	(iii) Class C Note Principal	0.00

9.	50% of Excess Spread Amount as Principal on Notes	226,814.96

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	226,814.95

4

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	1,951.67
Interest Paid	1,951.67
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	126,528.33
Interest Paid	126,528.33
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	163,093.33
Interest Paid	163,093.33
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	162,397.50
Interest Paid	162,397.50
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	17,190.00
Interest Paid	17,190.00
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	17,187.08
Interest Paid	17,187.08
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	9,065,833.46
Class A-1 Principal Paid	9,065,833.46
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		9,065,833.46

Class A-2 Principal Payment Amount
Class A-2 Principal Due	5,856,649.95
Class A-2 Principal Paid	5,856,649.95
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	226,814.96
Class A-2 Total Principal Payment Amount		6,083,464.91

Class A-3 Principal Payment Amount
Class A-3 Principal Due	0.00
Class A-3 Principal Paid	0.00
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		0.00

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

Class C Principal Payment Amount
Class C Principal Due	0.00
Class C Principal Paid	0.00
Class C Turbo Principal Paid	0.00
Class C Total Principal Payment Amount		0.00

6

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		7,414,130.00	1.54%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Balance	593,130,378.82

Required Reserve Account Amount		11,862,607.58	2.46%	2.00%

Opening Reserve Account Balance		11,862,607.58	2.46%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		11,862,607.58	2.46%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		11,862,607.58	2.46%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 1,251.75 have been deposited into Collections

7

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Collateral Activity

Beginning Aggregate Receivable Balance	496,474,588.16	Overcollateralization:
Principal Collections on Loans	12,391,105.28	Ending Aggregate Receivable Balance	481,552,104.75
Lease Value Payments	1,483,185.45	Ending Outstanding Principal Balance of Notes	445,416,535.09
Gross Charge-offs	1,074,913.96	Ending Overcollateralization Amount	36,135,569.66
Total Repurchased Contracts	0.00
Adjustments	(26,721.28)
Ending Aggregate Receivable Balance	481,552,104.75

Residual Realization

Current Month		Cumulative

Book Residual	0.00	Book Residual	84,500.00
Residual Realization	0.00	Residual Realization	106,963.26
Residual Realization Percentage	0.00%	Residual Realization Percentage	126.58%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
Current	4,427	478,341,658.86
31 - 60 Days Past Due	33	2,574,235.30
61 - 90 Days Past Due	5	387,103.85
91 - 120 Days Past Due	1	47,653.30
121 - 150 Days Past Due	2	93,758.10
151 - 180 Days Past Due	1	107,695.34
181 or more Days Past Due	0	0.00
Total	4,469	481,552,104.75

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time Receivables became defaulted)	1,048,922.33	3,113,927.20	4,162,849.53	0.7018%

Charge-offs	329,852.44	1,058,913.96	1,388,766.40	0.2341%

Recoveries	0.00	0.00	0.00	0.0000%

8

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Historical Detail

Aging Summary

Payment	31-60 Days	61-90 Days	91-120 Days	121-150 Days	151-180 Days	181 + Days	Total
Date	# Balance	# Balance	# Balance	# Balance	# Balance	# Balance	# Balance

11/23/2015	33	5	1	2	1	0	42
	2,574,235.30	387,103.85	47,653.30	93,758.10	107,695.34	0.00	3,210,445.89

10/23/2015	11	4	7	1	1	0	24
	602,756.77	413,361.09	442,488.38	107,695.34	2,483,506.72	0.00	4,049,808.30

09/23/2015	4	10	2	2	0	0	18
	246,380.86	682,827.45	155,791.66	2,547,182.73	0.00	0.00	3,632,182.70

08/24/2015	9	1	2	1	0	0	13
	700,669.62	107,695.34	2,536,257.38	31,573.67	0.00	0.00	3,376,196.01

07/23/2015	6	4	0	0	0	0	10
	451,849.98	2,702,989.64	0.00	0.00	0.00	0.00	3,154,839.62

06/23/2015	6	0	3	0	0	0	9
	2,807,439.95	0.00	637,823.28	0.00	0.00	0.00	3,445,263.23

05/26/2015	7	2	0	0	0	0	9
	488,516.87	567,061.10	0.00	0.00	0.00	0.00	1,055,577.97

04/23/2015	6	0	0	0	0	0	6
	733,427.97	0.00	0.00	0.00	0.00	0.00	733,427.97

9

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Historical Detail

Performance Data

Payment	Defaulted			Purchased	Aggregate Receivable	Ending	Lifetime
Date	Receivables	Charge-offs	Recoveries	Amounts	Value	Overcollateralization	CPR

11/23/2015	4,162,849.53	1,388,766.40	0.00	2,122,431.00	481,552,104.75	36,135,569.66	7.33%

10/23/2015	1,048,922.33	329,852.44	0.00	2,122,431.00	496,474,588.16	35,908,754.70	6.61%

09/23/2015	878,895.45	282,389.69	0.00	2,122,431.00	508,555,257.57	35,159,121.00	6.64%

08/24/2015	820,536.11	225,190.53	0.00	2,122,431.00	520,854,633.24	34,381,333.87	6.61%

07/23/2015	637,823.28	175,355.91	0.00	1,535,854.94	533,145,909.31	33,596,257.64	6.61%

06/23/2015	0.00	0.00	0.00	1,535,854.94	546,957,545.75	32,822,337.10	5.88%

05/26/2015	0.00	0.00	0.00	1,535,854.94	559,310,881.62	31,969,146.75	5.78%

04/23/2015	0.00	0.00	0.00	324,863.03	571,257,016.90	31,091,712.38	6.02%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivable Purchase and Sale Agreement	03/31/2015	V7945444001	70,061.30

	03/31/2015	V7946128001	254,801.73

	04/30/2015	V7942842002	93,825.08

	04/30/2015	V7942842005	124,402.90

	04/30/2015	V7942842006	103,231.01

	04/30/2015	V7942842001	106,513.94

	04/30/2015	V7938252001	45,353.04

	04/30/2015	V7942842007	103,231.01

	04/30/2015	V7942842009	103,231.01

	04/30/2015	V7942842010	124,402.90

	04/30/2015	V7942842011	103,231.01

	04/30/2015	V7942842013	93,825.08

	04/30/2015	V7942842014	103,231.01

	04/30/2015	V7942842015	106,513.94

	07/31/2015	V7808525002	586,576.06

Cumulative Repurchase Amount			2,122,431.00

11

Payment Date:	11/23/2015	GE Equipment Transportation LLC
Closing Date:	3/4/2015	SERIES 2015-1
Next Payment Date:	12/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	5/23/2023

Top Obligor Information

Obligor Name	Net Receivable Balance
Obligor 1	4,854,930.64
Obligor 2	4,347,569.71
Obligor 3	4,045,906.48
Obligor 4	3,540,296.29
Obligor 5	3,394,156.03
Obligor 6	3,212,014.09
Obligor 7	3,187,503.61
Obligor 8	3,142,606.02
Obligor 9	2,884,404.41
Obligor 10	2,745,494.43
Obligor 11	2,721,759.45
Obligor 12	2,618,033.29
Obligor 13	2,353,541.61
Obligor 14	2,218,049.43
Obligor 15	2,183,873.66
Obligor 16	2,154,409.81
Obligor 17	2,142,934.47
Obligor 18	2,029,420.43
Obligor 19	1,943,133.65
Obligor 20	1,932,405.15

12

Aging Summary By Asset Type

GE Equipment Transportation, L.L.C., Series 2015-1

November 23, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	461,339,401.18	4,236	95.80%
1 to 30 Past Due	17,002,257.68	191	3.53%
31 to 60 Past Due	2,574,235.30	33	0.53%
61 to 90 Days Delinquent	387,103.85	5	0.08%
91 to 120 Days Delinquent	47,653.30	1	0.01%
121 to 150 Days Delinquent	93,758.10	2	0.02%
151 to 180 Days Delinquent	107,695.34	1	0.02%
181 Days Plus Delinquent	-	-	0.00%

Asset Aging Detail	Page 1 of 3	11/23/2015

Loss & Recovery Detail

GE Equipment Transportation, L.L.C., Series 2015-1

November 23, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	1,456,360.15	20
Net Charge Offs	1,388,766.40	20
Recoveries	-	-
Net Loss	1,388,766.40	20
Defaulted Receivable Balance	4,162,849.53	20
Current Period:
Gross Charge Offs	1,074,913.96	3
Net Charge Offs	1,058,913.96	3
Recoveries	-	-
Defaulted Receivable Balance	3,113,927.20	3

Average Aggregate Receivable Value:	527,263,492.16	4,778
Aggregate Net Loss Ratio:	0.26%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	72,818.01	34.98%
Average Net Charge Off	69,438.32	33.36%
Average Recovery	-	0.00%
Average Net Loss	69,438.32	33.36%

Average Receivable Value at the time of Loss or Default	208,142.48

Asset Loss and Recovery Detail	Page 2 of 3	11/23/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	11/23/2015